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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1998
                                                --------------

Check here if Amendment [X]  Amendment Number:   3
                                                ---

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:   28- 2610
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

        /s/ E.J. BIRD                  Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
          (Signature)                  (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE
Form 13F Information Table Entry Total:             33*
Form 13F Information Table Value Total:     $  779,277*
                                          (in thousands)


* Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F Information Table

Page 1 of 1

                                                                                                                  Column 8:
   Column 1:          Column 2: Column 3:   Column 4:            Column 5:            Column 6   Column 7:    Voting Authority
 --------------       --------- ---------   ---------   ----------------------------- ---------- ---------  ---------------------
                                           Fair Market
                                              Value     Shares or
                       Title of  CUSIP      ----------  Principal                     Investment   Other     (a)      (b)    (c)
 Name of Issuer         Class    Number     (x $1,000)   Amount    SH/PRN    Put/Call Discretion  Managers   Sole    Shared  None
 --------------        --------  ------     ----------  ---------  ------   --------- ----------  -------- --------- ------  ----

Avnet Inc.             Common  053807-10-3        204       3,757    SH                 DEFINED                3,757
Avnet Inc.             Common  053807-10-3      1,075      19,743    SH                   SOLE                19,743
Arrow Electronics
 Inc.                  Common  042735-10-0      1,059      48,693    SH                 DEFINED               48,693
Arrow Electronics
 Inc.                  Common  042735-10-0      5,564     255,807    SH                   SOLE               255,807
Autozone Inc.          Common  053332-10-2     38,422   1,203,043    SH                 DEFINED            1,203,043
Autozone Inc.          Common  053332-10-2    201,857   6,320,358    SH                   SOLE             6,320,358
Dow Chemical  Co.      Common  260543-10-3     20,829     215,988    SH                 DEFINED              215,988
Dow Chemical  Co.      Common  260543-10-3    109,412   1,134,536    SH                   SOLE             1,134,536
Ethyl Corp.            Common  297659-10-4        377      61,571    SH                 DEFINED               61,571
Ethyl Corp.            Common  297659-10-4      1,980     323,229    SH                   SOLE               323,229
Georgia Gulf Corp.     Common  373200-20-3      3,796     166,400    SH                 DEFINED              166,400
Georgia Gulf Corp.     Common  373200-20-3     19,929     873,600    SH                   SOLE               873,600
Guess Inc.             Common  401617-10-5      1,214     245,982    SH                 DEFINED              245,982
Guess Inc.             Common  401617-10-5      6,381   1,292,318    SH                   SOLE             1,292,318
International
 Business Machs        Common  459200-10-1      2,547      22,184    SH                 DEFINED               22,184
International
 Business Machs        Common  459200-10-1     14,273     124,316    SH                   SOLE               124,316
International
 Business Machs        Options 459200-90-1     11,777       1,684    SH       Calls     DEFINED                1,684
International
 Business Machs        Options 459200-90-1     75,407      10,782    SH       Calls       SOLE                10,782
Jostens Inc.           Common  481088-10-2        171       7,164    SH                 DEFINED                7,164
Jostens Inc.           Common  481088-10-2        899      37,636    SH                   SOLE                37,636
MGM Grand Inc.         Common  552953-10-1      1,141      36,162    SH                 DEFINED               36,162
MGM Grand Inc.         Common  552953-10-1      5,992     189,838    SH                   SOLE               189,838
MCI Communications
 Corp.                 Common  552673-10-5     10,717     184,577    SH                 DEFINED              184,577
MCI Communications
 Corp.                 Common  552673-10-5     56,258     968,923    SH                   SOLE               968,923
Phelps Dodge Corp.     Common  717265-10-2      1,555      27,185    SH                 DEFINED               27,185
Phelps Dodge Corp.     Common  717265-10-2      8,167     142,815    SH                   SOLE               142,815
Philip Morris Cos
 Inc.                  Common  718154-10-7        630      16,001    SH                 DEFINED               16,001
Philip Morris Cos
 Inc.                  Common  718154-10-7      3,308      83,999    SH                   SOLE                83,999
PS Group Inc.          Common  693624-10-8     14,679   1,198,270    SH                   SOLE             1,198,270
Wells Fargo & Co       Common  949740-10-4     25,547      70,534    SH                 DEFINED               70,534
Wells Fargo & Co       Common  949740-10-4    134,108     370,266    SH                   SOLE               370,266
Wells Fargo & Co       Options 949740-90-4          0          48    SH       Calls     DEFINED                   48
Wells Fargo & Co       Options 949740-90-4          2         252    SH       Calls       SOLE                   252

* Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.



                          Grand Total         779,277